Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per common share
Net income available to common shareholders	$ 2,132.5	$ 52.6	$ 68.3
Weighted average basic common shares outstanding (in shares)	114,313,971	194,290,180	195,491,804
Earnings per common share (in dollars per share)	$ 18.65	$ 0.27	$ 0.35
Earnings per diluted common share
Share-based compensation plans (in shares)	10,712	5,033,674	4,888,437
Weighted average diluted common shares outstanding (in shares)	114,324,683	199,323,854	200,380,241
Earnings per diluted common share (in dollars per share)	$ 18.65	$ 0.26	$ 0.34